Segment Information - CT&M and Turkey Segments (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2016	Jul. 02, 2016	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commodity Trading and Milling | Bakery business | Notes receivable
Segment Information
Reserve on receivables from affiliates	$ 5	$ 11
Commodity Trading and Milling | Bakery business | Democratic Republic of Congo
Segment Information
Write-down on investment			$ 11
Commodity Trading and Milling | Bakery business | Democratic Republic of Congo | Notes receivable
Segment Information
Reserve on receivables from affiliates				$ 16		$ 11
Turkey
Segment Information
Operating income				$ 162	$ 231	$ 141